CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 5,632	$ 13,468
Investment in equity securities, at fair value		2,623
Accounts receivable, net	4,092	15,345
Inventories	1,598	5,252
Prepaid expenses and other	2,135	2,888
Total current assets	13,457	39,576
Property, plant and equipment, net	6,968	7,868
Long-term investments	1,716	1,913
Total assets	25,650	53,674
Current liabilities:
Accounts payable	1,065	2,723
Accrued and other current liabilities	24,171	15,344
Convertible notes due to a related party	4,243
Total current liabilities	49,670	36,452
Other liabilities	13,262	15,371
Total liabilities	62,932	51,823
Shareholders' (deficit) equity:
Ordinary shares	2	2
Additional paid-in capital	722,238	713,302
Treasury shares	(9,604)	(9,604)
Accumulated other comprehensive loss	(1,785)	(1,774)
Accumulated deficit	(748,133)	(700,075)
Total shareholders' (deficit) equity	(37,282)	1,851	$ 24,165	$ 44,574
Total liabilities and shareholders' (deficit) equity	25,650	53,674
Parent Company
Current assets:
Cash and cash equivalents	1,482	9,162
Investment in equity securities, at fair value		2,623
Accounts receivable, net	2,844	15,234
Inventories		5,231
Prepaid expenses and other	446	1,065
Total current assets	4,772	33,315
Intercompany receivables	779	779
Property, plant and equipment, net	12	16
Long-term investments	1,716	1,716
Investment in subsidiaries		635
Total assets	7,279	36,461
Current liabilities:
Accounts payable	1,065	2,650
Accrued and other current liabilities	8,326	4,183
Convertible notes due to a related party	4,243
Intercompany payables	4,615	15,956
Total current liabilities	18,249	22,789
Other liabilities	11,821	11,821
Provision of excess loss in subsidiaries	14,491
Total liabilities	44,561	34,610
Shareholders' (deficit) equity:
Ordinary shares	2	2
Additional paid-in capital	722,238	713,302
Treasury shares	(9,604)	(9,604)
Accumulated other comprehensive loss	(1,785)	(1,774)
Accumulated deficit	(748,133)	(700,075)
Total shareholders' (deficit) equity	(37,282)	1,851
Total liabilities and shareholders' (deficit) equity	$ 7,279	$ 36,461